RECOVERABLE TAXES - Rollforward of provision for loss (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
ICMS
Beginning balance	R$ (1,164,782)	R$ (1,304,329)
Addition	(33,674)	(64,107)
Write-off	141	57,254
Reversal	10,279	146,400
Ending balance	(1,188,036)	(1,164,782)
PIS and COFINS
Beginning balance	0	(21,132)
Write-off		21,132
Ending balance		0
Total
Beginning balance	(1,164,782)	(1,325,461)
Addition	(33,674)	(64,107)
Write-off	141	78,386
Reversal	10,279	146,400
Ending balance	R$ (1,188,036)	R$ (1,164,782)